Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Future Minimum Lease Payments Under Non-cancellable Operating Leases
C.	Future minimum lease payments under the non-cancellable operating leases are as follows:

As of December 31, 2017
NT$
Within 1 year	143,573
1-5 year(s)	298,888
Over 5 years	657,830

1,100,291